Shareholder Report, Holdings (Details) - Columbia Variable Portfolio – Core Equity Fund	Jun. 30, 2025
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%